Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:    484-583-8711

Email:    Sam.Goldstein@lfg.com

VIA EDGAR

March 23, 2021

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	215
	Funds:	Lincoln S&P 500 Buffer Fund and Lincoln S&P 500 Ultra Buffer Fund (the “New Funds”)

Dear Mr. Zapata,

Attached for filing via EDGAR is Post-Effective Amendment No. 215 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.

The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to amend the post-effective amendment No. 214 (“PEA 214”) filed on January 20, 2021. The Amendment now includes the full names of the New Funds. The Amendment also incorporates the comments we received from you on March 5, 2021.

As previously discussed, the Registrant intends to request acceleration of effectiveness of the Amendment for the sole purpose of the updating the fund names under separate cover so that it will become effective on April 5, 2021.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Vice President and Assistant General Counsel Funds Management

cc:	Ronald A. Holinsky, Chief Counsel